Financial Risk Management - Percentage of accounts receivable (Details)	Dec. 31, 2019	Dec. 31, 2018
Customer A and Its Affiliates [Member]
IFRS Statement [Line Items]
Percentage Of Accounts Receivable	37.70%	33.50%
Customer B and Its Affiliates [Member]
IFRS Statement [Line Items]
Percentage Of Accounts Receivable	7.90%	12.90%